Derivatives and Fair Value Measurements - Paid to and Received from Counterparties for Settlements of Matured Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Paid to counterparties	$ 14,843	$ 17,283	$ 16,574
Received from counterparties	$ 634		$ 831